Consolidates Statements Of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Comprehensive Loss [Abstract]
Net loss	$ (918)		$ (3,766)	$ (5,425)
Other comprehensive income (loss):
Unrealized net gains (losses)	(9)		(136)	67
Net unrealized gains (losses)	(9)		(136)	67
Realized net gains			143	353
Net realized gains			143	353
Other comprehensive income (loss)	(9)	[1]	(279)	(286)
Comprehensive income (loss)	$ (927)		$ (4,045)	$ (5,711)

[1]	All amounts are net of tax. Amounts in parentheses indicate a reduction of other comprehensive income.